Principal Accounting Policies - Summary of the Disaggregated Revenues (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disaggregation of Revenue [Line Items]
Net Revenues	¥ 6,733,644	$ 976,287	¥ 4,657,019	¥ 2,580,820
Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	5,656,651		3,946,882	1,947,016
Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	1,076,993		710,137	633,804
Transferred at Point in Time [Member] | Freight Brokerage [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	3,360,313		2,497,779	1,365,207
Transferred at Point in Time [Member] | Transaction Commission [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	1,443,958		696,072	43,144
Transferred at Point in Time [Member] | Other Value Added Services [Member] | Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	280,637		190,051	160,963
Transferred over Time [Member] | Freight Listings [Member] | Freight Matching Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	852,380		753,031	538,665
Transferred over Time [Member] | Credit Solutions [Member] | Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Net Revenues	¥ 796,356		¥ 520,086	¥ 472,841